Loans, Impaired Financing Receivable (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	$ 36,331,851	$ 57,373,676
Unpaid Contractual Principal Balance With An Allowance Recorded	28,033,959	26,317,286
Unpaid Contractual Principal Balance, Total	64,365,810	83,690,962
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	29,819,561	46,270,197
Impaired Balance With An Allowance Recorded	26,278,257	23,001,417
Impaired Balance, Total	56,097,818	69,271,614
Related Allowance [Abstract]
Impaired Financing Receivable With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	4,272,107	5,751,105
Related Allowance, Total	4,272,107	5,751,105
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	42,462,532	45,234,065
Average Recorded Investment With An Allowance Recorded	22,227,429	21,188,182
Average Recorded Investment, Total	64,689,961	66,422,247	28,700,626
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	628,482	1,171,252
Interest Income Recognized With An Allowance Recorded	619,905	290,676
Interest Income Recognized, Total	1,248,387	1,461,928	484,984
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	693,349	1,203,366
Interest Income Collected With An Allowance Recorded	571,300	374,573
Interest Income Collected, Total	1,264,649	1,577,939	694,764
Commercial [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	1,508,236	1,742,961
Unpaid Contractual Principal Balance With An Allowance Recorded	1,493,432	775,506
Unpaid Contractual Principal Balance, Total	3,001,668	2,518,467
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	1,041,938	1,580,140
Impaired Balance With An Allowance Recorded	1,493,432	775,506
Impaired Balance, Total	2,535,370	2,355,646
Related Allowance [Abstract]
Impaired Financing Receivable With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	462,555	308,211
Related Allowance, Total	462,555	308,211
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	1,052,916	946,466
Average Recorded Investment With An Allowance Recorded	942,673	213,898
Average Recorded Investment, Total	1,995,589	1,160,364
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	27,407	60,078
Interest Income Recognized With An Allowance Recorded	91,888	15,086
Interest Income Recognized, Total	119,295	75,164
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	28,410	65,346
Interest Income Collected With An Allowance Recorded	87,611	19,171
Interest Income Collected, Total	116,021	84,517
Agricultural [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	39,213	85,670
Unpaid Contractual Principal Balance With An Allowance Recorded	0	0
Unpaid Contractual Principal Balance, Total	39,213	85,670
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	39,213	85,670
Impaired Balance With An Allowance Recorded	0	0
Impaired Balance, Total	39,213	85,670
Related Allowance [Abstract]
Impaired Financing Receivable With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	0	0
Related Allowance, Total	0	0
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	58,056	208,162
Average Recorded Investment With An Allowance Recorded	0	0
Average Recorded Investment, Total	58,056	208,162
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	0	(4,024)
Interest Income Recognized With An Allowance Recorded	0	0
Interest Income Recognized, Total	0	(4,024)
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	0	0
Interest Income Collected With An Allowance Recorded	0	0
Interest Income Collected, Total	0	0
Commercial Construction [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	10,624,917	17,699,542
Unpaid Contractual Principal Balance With An Allowance Recorded	8,266,649	14,035,742
Unpaid Contractual Principal Balance, Total	18,891,566	31,735,284
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	6,414,986	12,799,454
Impaired Balance With An Allowance Recorded	7,617,594	11,489,233
Impaired Balance, Total	14,032,580	24,288,687
Related Allowance [Abstract]
Impaired Financing Receivable With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	1,732,534	2,693,571
Related Allowance, Total	1,732,534	2,693,571
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	9,194,360	13,309,517
Average Recorded Investment With An Allowance Recorded	10,533,468	10,470,491
Average Recorded Investment, Total	19,727,828	23,780,008
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	27,377	116,077
Interest Income Recognized With An Allowance Recorded	0	13,759
Interest Income Recognized, Total	27,377	129,836
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	51,820	143,443
Interest Income Collected With An Allowance Recorded	0	61,012
Interest Income Collected, Total	51,820	204,455
Commercial Real Estate [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	16,565,971	34,686,574
Unpaid Contractual Principal Balance With An Allowance Recorded	12,758,884	6,429,874
Unpaid Contractual Principal Balance, Total	29,324,855	41,116,448
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	15,505,907	29,384,623
Impaired Balance With An Allowance Recorded	12,745,422	6,429,874
Impaired Balance, Total	28,251,329	35,814,497
Related Allowance [Abstract]
Impaired Financing Receivable With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	1,236,526	2,060,815
Related Allowance, Total	1,236,526	2,060,815
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	26,482,274	27,027,403
Average Recorded Investment With An Allowance Recorded	6,398,364	6,556,769
Average Recorded Investment, Total	32,880,638	33,584,172
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	430,339	832,590
Interest Income Recognized With An Allowance Recorded	383,356	181,799
Interest Income Recognized, Total	813,695	1,014,389
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	420,549	834,161
Interest Income Collected With An Allowance Recorded	366,423	197,132
Interest Income Collected, Total	786,972	1,031,293
Residential Real Estate [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	4,450,128	2,600,919
Unpaid Contractual Principal Balance With An Allowance Recorded	5,514,994	4,771,867
Unpaid Contractual Principal Balance, Total	9,965,122	7,372,786
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	4,131,707	1,933,669
Impaired Balance With An Allowance Recorded	4,421,809	4,041,950
Impaired Balance, Total	8,553,516	5,975,619
Related Allowance [Abstract]
Impaired Financing Receivable With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	840,492	674,998
Related Allowance, Total	840,492	674,998
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	3,096,151	3,176,244
Average Recorded Investment With An Allowance Recorded	4,288,062	3,858,609
Average Recorded Investment, Total	7,384,213	7,034,853
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	89,139	88,419
Interest Income Recognized With An Allowance Recorded	144,661	97,383
Interest Income Recognized, Total	233,800	185,802
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	123,101	80,334
Interest Income Collected With An Allowance Recorded	117,266	96,534
Interest Income Collected, Total	240,367	176,868
Farmland [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	2,828,539	277,656
Unpaid Contractual Principal Balance With An Allowance Recorded	0	298,893
Unpaid Contractual Principal Balance, Total	2,828,539	576,549
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	2,413,103	227,233
Impaired Balance With An Allowance Recorded	0	259,450
Impaired Balance, Total	2,413,103	486,683
Related Allowance [Abstract]
Impaired Financing Receivable With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	0	11,878
Related Allowance, Total	0	11,878
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	2,326,180	342,280
Average Recorded Investment With An Allowance Recorded	64,862	64,862
Average Recorded Investment, Total	2,391,042	407,142
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	42,588	66,273
Interest Income Recognized With An Allowance Recorded	0	(17,958)
Interest Income Recognized, Total	42,588	48,315
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	55,258	66,273
Interest Income Collected With An Allowance Recorded	0	0
Interest Income Collected, Total	55,258	66,273
Consumer [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	297,356	228,688
Unpaid Contractual Principal Balance With An Allowance Recorded	0	5,404
Unpaid Contractual Principal Balance, Total	297,356	234,092
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	255,216	215,956
Impaired Balance With An Allowance Recorded	0	5,404
Impaired Balance, Total	255,216	221,360
Related Allowance [Abstract]
Impaired Financing Receivable With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	0	1,632
Related Allowance, Total	0	1,632
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	228,181	184,372
Average Recorded Investment With An Allowance Recorded	0	3,987
Average Recorded Investment, Total	228,181	188,359
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	10,441	10,732
Interest Income Recognized With An Allowance Recorded	0	607
Interest Income Recognized, Total	10,441	11,339
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	12,920	12,203
Interest Income Collected With An Allowance Recorded	0	724
Interest Income Collected, Total	12,920	12,927
Other [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	17,491	51,666
Unpaid Contractual Principal Balance With An Allowance Recorded	0	0
Unpaid Contractual Principal Balance, Total	17,491	51,666
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	17,491	43,452
Impaired Balance With An Allowance Recorded	0	0
Impaired Balance, Total	17,491	43,452
Related Allowance [Abstract]
Impaired Financing Receivable With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	0	0
Related Allowance, Total	0	0
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	24,414	39,621
Average Recorded Investment With An Allowance Recorded	0	19,566
Average Recorded Investment, Total	24,414	59,187
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	1,191	1,107
Interest Income Recognized With An Allowance Recorded	0	0
Interest Income Recognized, Total	1,191	1,107
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	1,291	1,606
Interest Income Collected With An Allowance Recorded	0	0
Interest Income Collected, Total	$ 1,291	$ 1,606